Concentration of Credit Risk (Details)	12 Months Ended
Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	10.00%
No Single Supplier [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	10.00%
No Single Supplier [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	10.00%